Marketable securities - Additional Information (Details)	Jun. 30, 2018 USD ($) Security	Dec. 31, 2017 USD ($)
Investments Debt And Equity Securities [Abstract]
Aggregate fair value of securities in unrealized loss position	$ 69,800,000
Aggregate unrealized holding losses	9,000
Other comprehensive income gain related to translation of foreign currency	$ 4,700,000
Number of securities | Security	13
Unrealized loss position for more than one year	$ 0
Marketable securities	$ 69,785,000	$ 0